Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 6) $ in Thousands	Dec. 31, 2023 USD ($)
Municipal [Member]
2023	$ 29,055
2022	695
2021	3,263
2020	4,571
2019	527
Revolving loan amortized cost basis	6,176
Revolving loan converted to term	0
Total loan	54,467
Prior	10,180
Residential real estate - Jr lien [Member]
2023	2,239
2022	1,940
2021	350
2020	596
2019	489
Revolving loan amortized cost basis	23,298
Revolving loan converted to term	1,659
Total loan	31,669
Prior	1,098
Consumer [Member]
2023	1,685
2022	829
2021	405
2020	211
2019	97
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	3,314
Prior	87
Commercial [Member]
2023	16,186
2022	19,951
2021	13,881
2020	3,229
2019	4,012
Revolving loan amortized cost basis	58,381
Revolving loan converted to term	0
Total loan	121,705
Prior	6,065
Current period gross charge-offs [Member]
2023	0
2022	150
2021	25
2020	0
2019	0
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	387
Prior	212
Purchased [Member]
2023	5,186
2022	94
2021	1,581
2020	1,464
2019	2,244
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	10,569
Prior	0
Commercial Real Estate [Member]
2023	70,905
2022	83,826
2021	40,413
2020	46,723
2019	36,086
Revolving loan amortized cost basis	49,721
Revolving loan converted to term	0
Total loan	414,881
Prior	87,207
Total Loans Amount [Member]
2023	155,798
2022	147,174
2021	101,236
2020	91,591
2019	53,509
Revolving loan amortized cost basis	139,016
Revolving loan converted to term	1,659
Total loan	845,430
Prior	155,447
Total current period gross charge-offs [Member]
2023	33
2022	182
2021	26
2020	0
2019	4
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	520
Prior	275
Current period gross charge-offs Two [Member] | Consumer [Member]
2023	33
2022	32
2021	1
2020	0
2019	4
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	131
Prior	61
Residential real estate - 1st lien [Member]
2023	30,542
2022	39,839
2021	41,343
2020	34,797
2019	10,054
Revolving loan amortized cost basis	1,440
Revolving loan converted to term	0
Total loan	208,825
Prior	50,810
Residential real estate - 1st lien [Member] | Current period gross charge-offs one [Member]
2023	0
2022	0
2021	0
2020	0
2019	0
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	2
Prior	2
Special mention [Member] | Commercial [Member]
2023	310
2022	887
2021	750
2020	0
2019	10
Revolving loan amortized cost basis	9,285
Revolving loan converted to term	0
Total loan	11,802
Prior	560
Special mention [Member] | Commercial Real Estate [Member]
2023	0
2022	373
2021	1,471
2020	0
2019	0
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	1,844
Prior	0
Special mention [Member] | Residential real estate - 1st lien [Member]
2023	164
2022	299
2021	129
2020	0
2019	0
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	592
Prior	0
Substandard Doubtful [Member] | Residential real estate - Jr lien [Member]
2023	0
2022	0
2021	0
2020	0
2019	0
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	29
Prior	29
Substandard Doubtful [Member] | Commercial [Member]
2023	0
2022	419
2021	167
2020	453
2019	258
Revolving loan amortized cost basis	2,451
Revolving loan converted to term	0
Total loan	5,296
Prior	1,548
Substandard Doubtful [Member] | Commercial Real Estate [Member]
2023	356
2022	0
2021	0
2020	3,318
2019	1,361
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	6,554
Prior	1,519
Substandard Doubtful [Member] | Residential real estate - 1st lien [Member]
2023	0
2022	0
2021	0
2020	1,831
2019	36
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	2,092
Prior	225
Pass [Member] | Municipal [Member]
2023	29,055
2022	695
2021	3,263
2020	4,571
2019	527
Revolving loan amortized cost basis	6,176
Revolving loan converted to term	0
Total loan	54,467
Prior	10,180
Pass [Member] | Residential real estate - Jr lien [Member]
2023	2,239
2022	1,940
2021	350
2020	596
2019	489
Revolving loan amortized cost basis	23,298
Revolving loan converted to term	1,659
Total loan	31,640
Prior	1,069
Pass [Member] | Consumer [Member]
2023	1,685
2022	829
2021	405
2020	211
2019	97
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	3,314
Prior	87
Pass [Member] | Commercial [Member]
2023	15,876
2022	18,645
2021	12,964
2020	2,776
2019	3,744
Revolving loan amortized cost basis	46,645
Revolving loan converted to term	0
Total loan	104,607
Prior	3,957
Pass [Member] | Purchased [Member]
2023	5,186
2022	94
2021	1,581
2020	1,464
2019	2,244
Revolving loan amortized cost basis	0
Revolving loan converted to term	0
Total loan	10,569
Prior	0
Pass [Member] | Commercial Real Estate [Member]
2023	70,549
2022	83,453
2021	38,942
2020	43,405
2019	34,725
Revolving loan amortized cost basis	49,721
Revolving loan converted to term	0
Total loan	406,483
Prior	85,688
Pass [Member] | Residential real estate - 1st lien [Member]
2023	30,378
2022	39,540
2021	41,214
2020	32,966
2019	10,018
Revolving loan amortized cost basis	1,440
Revolving loan converted to term	0
Total loan	206,141
Prior	$ 50,585